Operating segments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Share based compensation expense recognized			$ 0
Interest revenue	$ 5,799	$ 1,319	$ 4,044